Note 7 - Balance Sheet Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2023	45	257	302
Deconsolidation of Subsidiary	(45)	(257)	(302)
Balance as of Dec. 31, 2023	-	-	-
Accumulated amortization
Balance as of Jan. 1, 2023	(45)	(254)	(299)
Amortization	-	-	-
Deconsolidation of Subsidiary	45	254	299
Balance as of Dec. 31, 2023	-	-	-
Carrying amount as of Jan. 1, 2023	-	3	3
Carrying amount as of Dec. 31, 2023	-	-	-
	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2022	45	222	267
Additions	-	35	35
Balance as of Dec. 31, 2022	45	257	302
Accumulated amortization
Balance as of Jan. 1, 2022	(38)	(23)	(61)
Impairment	(1)	(169)	(170)
Amortization	(6)	(62)	(68)
Balance as of Dec. 31, 2022	(45)	(254)	(299)
Carrying amount as of Jan. 1, 2022	7	199	206
Carrying amount as of Dec. 31, 2022	-	3	3

Disclosure of property, plant and equipment [text block]
	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2023	1,715	38,769	40,484
Additions	2	3,840	3,842
Deconsolidation of Subsidiary	(1,717)	(42,609)	(44,326)
Acquisition or manufacturing costs Dec. 31, 2023	-	-	-
Accumulated depreciation and impairment
Balance as of Jan. 1, 2023	(1,344)	(38,473)	(39,817)
Impairment	(2)	(3,840)	(3,842)
Depreciation	(29)	-	(29)
Deconsolidation of Subsidiary	1,375	42,313	43,688
Balance as of Dec. 31, 2023	-	-	-
Carrying amount Jan. 1, 2023	371	296	667
Carrying amount Dec. 31, 2023	-	-	-
	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2022	1,048	705	1,753
Additions	667	38,064	38,731
Acquisition or manufacturing costs Dec. 31, 2022	1,715	38,769	40,484
Accumulated depreciation and impairment
Balance as of Jan. 1, 2022	(269)	-	(269)
Impairment	(791)	(38,473)	(39,264)
Depreciation	(284)	-	(284)
Balance as of Dec. 31, 2022	(1,344)	(38,473)	(39,817)
Carrying amount Jan. 1, 2022	779	705	1,484
Carrying amount Dec. 31, 2022	371	296	667

Disclosure of quantitative information about right-of-use assets [text block]
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2023	778	12	790
Depreciation of right-of-use assets	(75)	(3)	(78)
Deconsolidation of Subsidiary	(703)	(9)	(78)
Right-of-use assets on December 31, 2023	-	-	-

Interest expense on lease liabilities	48	1	49
Expense relating to short-term leases	80	-	80
Total cash outflow for leases	251	5	256
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2022	2,997	21	3,018
Additions to right-of-use assets	-	8	8
Lease modifications	(26)	-	(26)
Impairment	(1,742)	(6)	(1,748)
Depreciation of right-of-use assets	(451)	(11)	(462)
Right-of-use assets on December 31, 2022	778	12	790

Interest expense on lease liabilities	83	3	86
Expense relating to short-term leases	125	4	129
Total cash outflow for leases	502	13	515
	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	-	1,496
Depreciation of right-of-use assets	(405)	(10)	(415)
Right-of-use assets on December 31, 2021	2,997	21	3,018

Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	423	12	435

Disclosure of financial assets [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Sublease asset	143	-
PayPal reserve	-	395
Receivables from crowdfunding and deposits	-	162
Debtors creditors	13	463
Current trade receivables	-	24
Other	-	90
Total	156	1,134
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Prepayments to contract manufacturer for development services	-	4,019
Prepayments to contract manufacturer for property, plant and equipment	-	9,241
Prepaid expenses	123	4,071
VAT and other taxes	146	6,739
Other	-	145
Total	266	24,215

Disclosure of cash and cash equivalents [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Bank balances	7,412	29,352
Deposits	-	1,006
Allowance for expected credit losses	-	(1)
Total	7,412	30,357

Disclosure of advance payments received from customers [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Current - advance payments received from customers	-	354
Non-current - advance payments received from customers	-	49,288
	-	49,642
	2023	2022
	kEUR	kEUR

Balance as of January 1	49,462	44,756
Additions	23	4,688
Repayment	(2,372)	(1,448)
Net interest	(5,172)	1,646
Reclassification to current	-	(354)
Donation	(870)	-
One-time bonus	2,157	-
VAT gross up	7,827	-
Deconsolidation of Subsidiary	(51,235)	-
Balance as of December 31	-	49,288

Disclosure of loans and participation rights [text block]
Nominal amounts	Loan 1	Subordinated loans (crowd- funding)	Convertible debentures**	Total
	kEUR	kEUR	kEUR	kEUR
January 1, 2022*	1,285	2,500	-	3,785
Addition	-	-	29,485	29,485
Accrued interest	50	149	62	261
Repayment	(16)	(150)	-	(166)
Effect of currency translation	-	-	(327)	(327)
Conversion to equity	-	-	(234)	(234)
December 31, 2022	1,319	2,499	28,986	32,804
Accrued interest	20	54	1,698	1,244
Effect of currency translation	-	-	(747)	(747)
Deconsolidation of subsidiary	(1,339)	(2,553)	-	(3,892)
Conversion to equity	-	-	(10,234)	(10,234)
December 31, 2023	-	-	19,703	19,703
Carrying amounts	Loan 1	Subordinated loans (crowd- funding)	Convertible debentures*	Total
	kEUR	kEUR	kEUR	kEUR
January 1, 2022	1,285	2,465	-	3,750
Initial recognition	-	-	28,354	28,354
Subsequent measurement	49	159	697	905
Derecognition	(16)	(149)	-	(165)
Effect of currency translation	-	-	(317)	(317)
Conversion to equity	-	-	(286)	(286)
December 31, 2022	1,318	2,475	28,448	32,241
Subsequent measurement	19	57	6,338	6,414
Deconsolidation of subsidiary	(1,337)	(2,532)	-	(3,869)
Effect of currency translation	-	-	(723)	(723)
Conversion to equity	-	-	(10,902)	(10,902)
December 31, 2023	-	-	23,161	23,161

Disclosure of financial liabilities [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Loans	-	2,459
Lease liabilities	987	2,190
Total	987	4,649
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Loans	23,161	29,782
Affiliated company balance	14,798	-
Lease liabilities	143	443
Total	38,102	30,225

Disclosure of trade and other payables [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Trade payables	1,221	5,842
Other payables	270	5,815
Contract liabilities	-	42
Total	1,491	11,699

Disclosure of other current liabilities [text block]
	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Accruals and deferrals	-	1,108
Employee tax liabilities (wage and church tax)	-	518
Tax liabilities (taxes and interest)	-	49
Current employee benefit liabilities (incl. social security)	-	142
Miscellaneous other liabilities	3	6
Total	3	1,823

Disclosure of other provisions, contingent liabilities and contingent assets [text block]
	Balance as of	Usage	Additions	Deconsolidation	Balance as of
	Jan. 1, 2023				Dec. 31, 2023
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	118	(118)	397	-	397
Personnel provisions	341	-	41	(382)	-
Parental guarantee provision	-	-	52,232	-	52,232
Financial statements	2,017	(2,017)	1,231	-	1,231
Total	2,476	(2,135)	53,901	(382)	53,860
	Balance as of	Usage	Additions	Reversals	Balance as of
	Jan. 1, 2022				Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	65	(65)	118	-	118
Personnel provisions	-	-	341	-	341
Financial statements	2,137	(2,137)	2,017	-	2,017
Total	2,202	(2,202)	2,476	-	2,476